CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Class A Common stock	Common Stock Class B Common stock	Additional Paid-In Capital	Accumulated Deficit	Class A Common stock	Class B Common stock	Total
Balance at the end at Sep. 30, 2019							$ 5,000,004
Balance at the beginning at May. 23, 2019			$ 0	$ 0	$ 0	$ 0	0
Balance at the beginning (in shares) at May. 23, 2019					0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(205,197)
Balance at the end at Sep. 30, 2019							5,000,004
Balance at the beginning at May. 23, 2019			0	0	$ 0	$ 0	0
Balance at the beginning (in shares) at May. 23, 2019					0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Founder Shares			(31)	0		$ 31	0
Forfeiture of Founder Shares (in shares)					0	312,500
Sale of 27,500,000 Units, net of underwriting discount and offering expenses			241,720,039	0	$ 2,750		241,722,789
Sale of 5,000,000 Private Placement Warrants			7,500,000	0	0	$ 0	7,500,000
Change in common stock subject to redemption			(246,576,766)	0	$ (2,457)		(246,579,223)
Change in common stock subject to redemption (in shares)					(24,574,700)	0
Net (loss) income							2,332,442
Net (loss) income			0	2,331,442	$ 0	$ 0	2,331,442
Balance at the end at Dec. 31, 2019	$ 293	$ 688	2,667,585	2,331,442	$ 293	$ 688	5,000,008
Balance at the end (in shares) at Dec. 31, 2019	2,925,300	6,875,000			2,925,300	6,875,000
Balance at the beginning at Sep. 30, 2019							5,000,004
Balance at the end at Mar. 31, 2020	$ 243	$ 688	(3,029,436)	8,028,513			5,000,008
Balance at the end (in shares) at Mar. 31, 2020	2,429,194	6,875,000
Balance at the beginning at Sep. 30, 2019							5,000,004
Balance at the end at Sep. 30, 2020							5,000,007
Balance at the beginning at Dec. 31, 2019	$ 293	$ 688	2,667,585	2,331,442	$ 293	$ 688	5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019	2,925,300	6,875,000			2,925,300	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to redemption	$ (50)		(5,697,021)				(5,697,071)
Change in common stock subject to redemption (in shares)	(496,106)
Net (loss) income				5,697,071			5,697,071
Balance at the end at Mar. 31, 2020	$ 243	$ 688	(3,029,436)	8,028,513			5,000,008
Balance at the end (in shares) at Mar. 31, 2020	2,429,194	6,875,000
Balance at the beginning at Dec. 31, 2019	$ 293	$ 688	2,667,585	2,331,442	$ 293	$ 688	5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019	2,925,300	6,875,000			2,925,300	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							3,182,756
Balance at the end at Jun. 30, 2020							5,000,001
Balance at the beginning at Dec. 31, 2019	$ 293	$ 688	2,667,585	2,331,442	$ 293	$ 688	5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019	2,925,300	6,875,000			2,925,300	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(1,942,399)
Balance at the end at Sep. 30, 2020							5,000,007
Balance at the beginning at Dec. 31, 2019	$ 293	$ 688	2,667,585	2,331,442	$ 293	$ 688	$ 5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019	2,925,300	6,875,000			2,925,300	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Founder Shares (in shares)							312,500
Change in common stock subject to redemption			20,522,075	0	$ 209		$ 20,522,284
Change in common stock subject to redemption (in shares)					(2,094,359)	0
Net (loss) income			0	(20,522,282)	$ 0	$ 0	(20,522,282)
Balance at the end at Dec. 31, 2020	$ 502	$ 688	23,189,660	(18,190,840)	$ 502	$ 688	5,000,010
Balance at the end (in shares) at Dec. 31, 2020	5,019,659	6,875,000			5,019,659	6,875,500
Balance at the beginning at Sep. 30, 2020							5,000,007
Balance at the end at Mar. 31, 2021	$ 516	$ 688	24,270,617	(19,271,818)			5,000,003
Balance at the end (in shares) at Mar. 31, 2021	5,160,271	6,875,000
Balance at the beginning at Dec. 31, 2020	$ 502	$ 688	23,189,660	(18,190,840)	$ 502	$ 688	5,000,010
Balance at the beginning (in shares) at Dec. 31, 2020	5,019,659	6,875,000			5,019,659	6,875,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to redemption	$ 14		1,080,957				1,080,971
Change in common stock subject to redemption (in shares)	140,612
Net (loss) income				(1,080,978)			(1,080,978)
Balance at the end at Mar. 31, 2021	$ 516	$ 688	$ 24,270,617	$ (19,271,818)			$ 5,000,003
Balance at the end (in shares) at Mar. 31, 2021	5,160,271	6,875,000